Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income:
FFELP Loans	$ 2,822	$ 3,251	$ 3,461
Private Education Loans	2,527	2,481	2,429
Other loans	11	16	21
Cash and investments	17	21	19
Total interest income	5,377	5,769	5,930
Total interest expense	2,210	2,561	2,401
Net interest income	3,167	3,208	3,529
Less: provisions for loan losses	839	1,080	1,295
Net interest income after provisions for loan losses	2,328	2,128	2,234
Other income (loss):
Gains (losses) on sales of loans and investments	302		(35)
Losses on derivative and hedging activities, net	(268)	(628)	(959)
Servicing revenue	290	279	283
Contingency revenue	420	356	333
Gains on debt repurchases	42	145	38
Other	100	92	69
Total other income (loss)	886	244	(271)
Expenses:
Salaries and benefits	504	457	493
Other operating expenses	538	440	512
Total operating expenses	1,042	897	1,005
Goodwill and acquired intangible assets impairment and amortization expense	13	27	21
Restructuring and other reorganization expenses	72	11	12
Total expenses	1,127	935	1,038
Income from continuing operations, before income tax expense	2,087	1,437	925
Income tax expense	776	498	328
Net income from continuing operations	1,311	939	597
Income (loss) from discontinued operations, net of tax expense (benefit)	106	(2)	35
Net income	1,417	937	632
Less: net loss attributable to noncontrolling interest	(1)	(2)	(1)
Net income (loss) attributable to SLM Corporation	1,418	939	633
Preferred stock dividends	20	20	18
Net income attributable to SLM Corporation common stock	$ 1,398	$ 919	$ 615
Basic earnings per common share attributable to SLM Corporation:
Continuing operations	$ 2.94	$ 1.93	$ 1.12
Discontinued operations	$ 0.24		$ 0.07
Total	$ 3.18	$ 1.93	$ 1.19
Average common shares outstanding	440	476	517
Diluted earnings per common share attributable to SLM Corporation:
Continuing operations	$ 2.89	$ 1.90	$ 1.11
Discontinued operations	$ 0.23		$ 0.07
Total	$ 3.12	$ 1.90	$ 1.18
Average common and common equivalent shares outstanding	449	483	523
Dividends per common share attributable to SLM Corporation	$ 0.60	$ 0.50	$ 0.30